SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES RECORDED AT FAIR VALUE (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Note payable – Polar (Note 7)	$ 17,694,939	$ 10,734,482
Total liabilities		10,734,481
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Note payable – Polar (Note 7)
Total liabilities
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Note payable – Polar (Note 7)
Total liabilities
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Note payable – Polar (Note 7)	17,694,939	10,734,482
Total liabilities		10,734,481
Note Payable [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Note payable – Polar (Note 7)	3,626,977	3,323,407
Note Payable [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Note payable – Polar (Note 7)
Note Payable [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Note payable – Polar (Note 7)
Note Payable [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Note payable – Polar (Note 7)	3,626,977	3,323,407
CCS Note [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Note payable – Polar (Note 7)	5,125,000	5,220,666
CCS Note [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Note payable – Polar (Note 7)
CCS Note [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Note payable – Polar (Note 7)
CCS Note [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Note payable – Polar (Note 7)	5,125,000	5,220,666
Public Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Note payable – Polar (Note 7)	4,531,000	483,000
Public Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Note payable – Polar (Note 7)
Public Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Note payable – Polar (Note 7)
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Note payable – Polar (Note 7)	4,531,000	483,000
Private Placement Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Note payable – Polar (Note 7)	2,522,675	268,800
Private Placement Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Note payable – Polar (Note 7)
Private Placement Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Note payable – Polar (Note 7)
Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Note payable – Polar (Note 7)	2,522,675	268,800
New Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Note payable – Polar (Note 7)	43,651
New Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Note payable – Polar (Note 7)
New Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Note payable – Polar (Note 7)
New Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Note payable – Polar (Note 7)	43,651
Loan Payable To Related Party Polar [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Note payable – Polar (Note 7)	1,845,636	1,438,609
Loan Payable To Related Party Polar [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Note payable – Polar (Note 7)
Loan Payable To Related Party Polar [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Note payable – Polar (Note 7)
Loan Payable To Related Party Polar [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Note payable – Polar (Note 7)	$ 1,845,636	$ 1,438,609